Property, Equipment And Leasehold Improvements, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Equipment And Leasehold Improvements, Net [Abstract]
Summary Of Property, Equipment And Leasehold Improvements

	Depreciable
	Lives
	(in years)	2011	2010

Land, buildings and leasehold improvements	3-45	$601,681	$381,880
Beef processing machinery and equipment	2-15	201,934	–
Other machinery and equipment	3-25	202,405	190,141
Corporate aircraft	5-10	111,279	99,437
Furniture and fixtures	2-10	23,285	21,346
Construction in progress	N/A	53,526	1,448
Other	3-7	13,162	2,287
		1,207,272	696,539
Accumulated depreciation and amortization		(323,163)	(286,325)
		$884,109	$410,214